PAYABLE TO RELATED PARTY	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
PAYABLE TO RELATED PARTY

Payable to related party comprises of the amounts paid by the major shareholder on behalf of the Company. The payable is unsecured, non-interest bearing and due on demand. As of March 31, 2019 and 2018, respectively, the payable to related party amounted to $0 and $516.